Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (104.50%)
Communication Services (5.42%)
	Alternative Carriers (2.01%)
4,000,000	Iridium Communications, Inc. [1]	$130,869,959	$161,280,000

	Movies & Entertainment (3.41%)
3,306,236	Manchester United plc, Cl A [2]	57,607,472	47,841,235
1,500,000	Spotify Technology SA [1,2]	308,098,506	226,530,000

		365,705,978	274,371,235

Total Communication Services		496,575,937	435,651,235

Consumer Discretionary (64.39%)
	Automobile Manufacturers (54.27%)
4,050,000	Tesla, Inc. [1,5]	183,531,738	4,364,280,000
	Casinos & Gaming (0.83%)
550,000	Penn National Gaming, Inc. [1]	31,008,131	23,331,000
900,000	Red Rock Resorts, Inc., Cl A	27,057,051	43,704,000

		58,065,182	67,035,000

	Footwear (0.16%)
500,000	On Holding AG, Cl A [1,2]	13,437,328	12,620,000

	Hotels, Resorts & Cruise Lines (5.32%)
3,325,000	Hyatt Hotels Corp., Cl A [1]	115,871,183	317,371,250
700,000	Marriott Vacations Worldwide Corp.	81,762,309	110,390,000

		197,633,492	427,761,250

	Leisure Facilities (3.40%)
1,050,000	Vail Resorts, Inc.	64,124,520	273,283,500

	Restaurants (0.22%)
1,200,000	Krispy Kreme, Inc.	20,354,500	17,820,000

	Specialty Stores (0.19%)
150,000	Dick’s Sporting Goods, Inc.	16,324,152	15,003,000

Total Consumer Discretionary		553,470,912	5,177,802,750

Financials (14.37%)
	Asset Management & Custody Banks (1.29%)
1,000,000	Brookfield Asset Management, Inc., Cl A [2]	35,923,845	56,570,000
551,753	Cohen & Steers, Inc.	43,367,586	47,390,065

		79,291,431	103,960,065

	Financial Exchanges & Data (5.05%)
720,000	FactSet Research Systems, Inc.	55,503,768	312,588,000
185,000	MSCI, Inc.	56,540,114	93,032,800

		112,043,882	405,620,800

	Investment Banking & Brokerage (4.09%)
3,900,000	The Charles Schwab Corp.	86,233,677	328,809,000

	Property & Casualty Insurance (3.94%)
6,550,000	Arch Capital Group Ltd. [1,2]	30,153,581	317,151,000

Total Financials		307,722,571	1,155,540,865

Health Care (5.44%)
	Health Care Equipment (5.44%)
800,000	IDEXX Laboratories, Inc. [1]	35,048,047	437,648,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (6.51%)
	Aerospace & Defense (0.42%)
125,625	HEICO Corp.	$9,632,520	$19,288,463
116,875	HEICO Corp., Cl A	7,586,429	14,823,256

		17,218,949	34,111,719

	Research & Consulting Services (6.09%)
7,350,000	CoStar Group, Inc. [1]	98,974,400	489,583,500

Total Industrials		116,193,349	523,695,219

Information Technology (6.86%)

	Application Software (1.13%)
100,000	AppLovin Corp., Cl A [1]	8,000,000	5,507,000
900,000	Guidewire Software, Inc. [1]	73,150,321	85,158,000

		81,150,321	90,665,000

	Data Processing & Outsourced Services (1.46%)
59,246	Adyen N.V., 144A (Netherlands)[1,2,6]	53,544,383	117,348,164
	Internet Services & Infrastructure (1.68%)
200,000	Shopify, Inc., Cl A [1,2]	178,813,134	135,192,000
	IT Consulting & Other Services (2.59%)
700,000	Gartner, Inc. [1]	83,980,674	208,222,000

Total Information Technology		397,488,512	551,427,164

Real Estate (1.51%)
	Office REITs (0.45%)
1,085,000	Douglas Emmett, Inc.	29,698,261	36,260,700
	Specialized REITs (1.06%)
1,819,296	Gaming and Leisure Properties, Inc.	57,529,251	85,379,561

Total Real Estate		87,227,512	121,640,261

Total Common Stocks		1,993,726,840	8,403,405,494

Private Common Stocks (2.27%)
Consumer Discretionary (0.47%)
	Internet & Direct Marketing Retail (0.47%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,7]	50,000,041	38,285,543

Industrials (1.80%)
	Aerospace & Defense (1.80%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,7]	29,920,185	127,240,574
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,7]	4,079,835	17,350,178

Total Industrials		34,000,020	144,590,752

Total Private Common Stocks		84,000,061	182,876,295

Private Convertible Preferred Stocks (0.10%)
Industrials (0.10%)
	Electrical Components & Equipment (0.10%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,4,7]	7,843,621	7,810,656

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Private Preferred Stocks (3.96%)
Industrials (3.96%)
	Aerospace & Defense (3.96%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,7]	$41,999,985	$178,610,380
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,7]	22,250,032	75,584,942
111,111	Space Exploration Technologies Corp., Cl N [1,3,4,7]	29,999,970	63,789,381

Total Private Preferred Stocks		94,249,987	317,984,703

Principal Amount
Short Term Investments (0.00%)
$109,451	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $109,451; (Fully collateralized by $121,300 U.S. Treasury Note, 1.375% due 11/15/2031 Market value – $111,730)[6]	109,451	109,451

Total Investments (110.83%)		$2,179,929,960	8,912,186,599

Liabilities Less Cash and Other Assets (-10.83%)			(870,658,564)

Net Assets			$8,041,528,035

Retail Shares (Equivalent to $187.26 per share based on 19,348,128 shares outstanding)			$3,623,130,832

Institutional Shares (Equivalent to $193.93 per share based on 19,751,949 shares outstanding)			$3,830,416,884

R6 Shares (Equivalent to $193.91 per share based on 3,032,158 shares outstanding)			$587,980,319

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $508,671,654 or 6.33% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $117,348,165 or 1.46% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (85.40%)
Communication Services (6.54%)
	Alternative Carriers (3.22%)
637,064	Iridium Communications, Inc.[1]	$12,123,685	$25,686,420
	Movies & Entertainment (3.32%)
175,000	Spotify Technology SA1,2	39,353,920	26,428,500

Total Communication Services		51,477,605	52,114,920

Consumer Discretionary (50.79%)
	Automobile Manufacturers (27.73%)
205,000	Tesla, Inc.[1,5]	8,168,271	220,908,000
	Casinos & Gaming (8.13%)
150,000	Boyd Gaming Corporation	9,824,271	9,867,000
400,000	MGM Resorts International	18,189,958	16,776,000
470,000	Penn National Gaming, Inc.[1]	8,830,397	19,937,400
375,000	Red Rock Resorts, Inc., Cl A	8,591,776	18,210,000

		45,436,402	64,790,400

	Hotels, Resorts & Cruise Lines (8.75%)
155,000	Choice Hotels International, Inc.	5,375,923	21,972,800
500,000	Hyatt Hotels Corp., Cl A1	24,424,809	47,725,000

		29,800,732	69,697,800

	Leisure Facilities (4.41%)
135,000	Vail Resorts, Inc.	14,955,931	35,136,450
	Restaurants (1.77%)
950,000	Krispy Kreme, Inc.	13,763,703	14,107,500

Total Consumer Discretionary		112,125,039	404,640,150

Financials (14.66%)
	Financial Exchanges & Data (7.02%)
82,500	FactSet Research Systems, Inc.	9,125,395	35,817,375
40,000	MSCI, Inc.	21,837,989	20,115,200

		30,963,384	55,932,575

	Investment Banking & Brokerage (2.17%)
525,000	Jefferies Financial Group, Inc.	20,234,210	17,246,250
	Property & Casualty Insurance (5.47%)
900,000	Arch Capital Group Ltd.[1,2]	25,104,585	43,578,000

Total Financials		76,302,179	116,756,825

Industrials (6.40%)
	Aerospace & Defense (0.70%)
36,250	HEICO Corp.	4,997,345	5,565,825
	Industrial Machinery (0.85%)
725,000	Velo3D, Inc.[1]	7,846,643	6,749,750
	Research & Consulting Services (4.85%)
580,000	CoStar Group, Inc.[1]	10,184,660	38,633,800

Total Industrials		23,028,648	50,949,375

Information Technology (5.88%)
	Application Software (4.16%)
350,000	Guidewire Software, Inc.[1]	34,820,618	33,117,000
	Electronic Equipment & Instruments (1.72%)
1,700,000	Mirion Technologies, Inc.[1]	17,664,153	13,719,000

Total Information Technology		52,484,771	46,836,000

Real Estate (1.13%)
	Residential REITs (1.13%)
225,000	American Homes 4 Rent, Cl A	4,700,804	9,006,750

Total Common Stocks		320,119,046	680,304,020

Shares		Cost	Value
Private Common Stocks (5.57%)
Industrials (5.57%)
	Aerospace & Defense (5.57%)
629,570	Space Exploration Technologies Corp., Cl A1,3,4,7	$26,390,845	$36,144,243
143,170	Space Exploration Technologies Corp., Cl C1,3,4,7	6,808,820	8,219,533

Total Private Common Stocks		33,199,665	44,363,776

Private Preferred Stocks (2.91%)
Industrials (2.91%)
	Aerospace & Defense (2.91%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,7	4,000,050	17,010,731
1,479	Space Exploration Technologies Corp., Cl I1,3,4,7	249,951	849,102
9,259	Space Exploration Technologies Corp., Cl N1,3,4,7	2,499,930	5,315,638

Total Private Preferred Stocks		6,749,931	23,175,471

Principal Amount
Short Term Investments (6.42%)
$51,178,847	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $51,178,847; (Fully collateralized by $52,390,800 U.S. Treasury Note, 2.375% due 3/31/2029 Market value – $52,202,507)[6]	51,178,847	51,178,847

Total Investments (100.30%)		$411,247,489	799,022,114

Liabilities Less Cash and Other Assets (-0.30%)			(2,416,466)

Net Assets			$796,605,648

Retail Shares (Equivalent to $40.92 per share based on 4,995,706 shares outstanding)			$204,405,415

Institutional Shares (Equivalent to $42.39 per share based on 7,009,777 shares outstanding)			$297,113,965

R6 Shares (Equivalent to $42.42 per share based on 6,956,843 shares outstanding)			$295,086,268

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $67,539,247 or 8.48% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.17%)
Australia (1.75%)
458,118	IGO Ltd.[3]	$4,161,544	$4,788,817
152,012	Newcrest Mining Limited[3]	3,053,060	3,071,765
373,285	NEXTDC Limited[1,3]	1,760,427	3,215,886

Total Australia		8,975,031	11,076,468

Brazil (3.70%)
327,118	Afya Ltd., Cl A1	5,716,713	4,713,770
1,309,880	B3 S.A. - Brasil, Bolsa, Balcao	3,366,162	4,322,201
997,209	Hapvida Participacoes e Investimentos SA, 144A (formerly, Notre Dame Intermedica Participacoes S.A.)	2,007,998	2,479,905
756,268	Suzano SA	7,440,384	8,760,290
104,246	XP, Inc., Cl A1	3,301,673	3,137,805

Total Brazil		21,832,930	23,413,971

Canada (3.22%)
118,335	Agnico Eagle Mines Ltd.	5,865,043	7,246,835
123,974	CAE, Inc.[1]	1,428,375	3,226,904
5,816	Constellation Software, Inc.	1,868,576	9,941,841

Total Canada		9,161,994	20,415,580

China (9.74%)
55,980	Alibaba Group Holding Limited, ADR[1]	7,610,671	6,090,624
32,527	Baidu, Inc., ADR[1]	4,853,419	4,303,322
1,775,582	China Conch Environment Protection Holdings Ltd.[1]	1,336,985	2,221,376
1,200,616	China Conch Venture Holdings Ltd.[3]	4,726,792	3,500,024
65,859	China Tourism Group Duty Free Corporation Ltd., Cl A3	894,198	1,694,060
1,192,851	Estun Automation Co. Ltd., Cl A3	4,886,483	3,753,761
526,322	Full Truck Alliance Co. Ltd., ADR[1]	4,020,412	3,510,568
45,756	GDS Holdings Limited, ADR[1]	2,565,830	1,795,923
476,788	Han’s Laser Technology Industry Group Co., Ltd., Cl A3	2,780,424	2,860,803
479,276	Hua Hong Semiconductor Limited, 144A1,3	959,696	2,001,328
31,165	JD.com, Inc., ADR[1]	2,549,817	1,803,519
81	JD.com, Inc., Cl A1,3	2,474	2,302
7,239	JD.com, Inc., Cl A1,2,4	264,060	200,407
1,211,374	Kingdee International Software Group Co. Ltd.[1,3]	777,850	2,654,029
1,111,728	Kingsoft Corp. Ltd.[3]	4,429,707	3,541,605
396,824	Midea Group Co., Ltd., Cl A3	3,306,247	3,539,379
48,764	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	1,267,527	2,356,091
93,924	Tencent Holdings Limited[3]	3,939,603	4,329,365
37,420	Tencent Holdings Limited, ADR	2,348,654	1,737,036
51,954	Will Semiconductor Co. Ltd. Shanghai, Cl A3	1,823,616	1,569,579
529,565	Yonyou Network Technology Co. Ltd., Cl A3	3,046,071	1,903,894
79,115	Yum China Holdings, Inc.	3,854,353	3,286,437
68,675	Zai Lab Limited, ADR[1]	1,815,276	3,020,326

Total China		64,060,165	61,675,758

Shares		Cost	Value
Common Stocks (continued)
Denmark (0.88%)
154,879	Genmab A/S, ADR[1]	$6,150,648	$5,603,522

France (8.16%)
168,492	BNP Paribas S.A.[3]	6,452,423	9,628,413
92,330	Eurofins Scientific SE3	2,429,163	9,133,536
8,907	LVMH Moët Hennessy Louis Vuitton SE3	2,802,671	6,357,805
50,010	Pernod Ricard SA3	9,948,954	10,987,745
418,139	Vivendi SA3	8,416,052	5,462,779
242,654	Waga Energy SA1,3	6,991,692	10,094,450

Total France		37,040,955	51,664,728

Germany (3.49%)
159,552	Befesa SA, 144A3	8,014,794	12,539,802
235,944	Mister Spex SE1	6,633,159	2,270,813
60,859	Symrise AG3	5,295,422	7,296,549

Total Germany		19,943,375	22,107,164

Hong Kong (0.94%)
326,827	AIA Group Ltd.[3]	3,628,474	3,412,687
157,500	Techtronic Industries Co. Ltd.[3]	997,624	2,523,381

Total Hong Kong		4,626,098	5,936,068

India (6.00%)
70,645	Bajaj Finance Limited[3]	2,927,306	6,709,035
670,497	Bharti Airtel Ltd. PP1,3	3,462,101	3,474,196
2,601,627	Edelweiss Financial Services Ltd.[3]	2,183,118	2,001,368
192,887	Godrej Properties Ltd.[1,3]	2,367,567	4,225,401
225,800	HDFC Bank Ltd.[3]	3,743,080	4,348,865
2,195,498	JM Financial Limited[3]	2,636,593	1,945,641
343,286	Max Financial Services Limited[1,3]	2,274,921	3,403,502
688,913	Nippon Life India Asset Management Ltd., 144A3	2,429,190	3,147,861
251,616	Reliance Industries Limited[3]	5,490,484	8,702,785

Total India		27,514,360	37,958,654

Israel (1.48%)
361,350	Innovid Corp.[1]	3,586,055	2,182,554
151,660	ION Acquisition Corp. 3 Limited, Cl A1	1,516,227	1,477,168
112,763	SimilarWeb Ltd.1	2,294,393	1,460,281
398,398	Taboola.com Ltd.[1]	3,771,018	2,055,734
20,787	Wix.com Ltd.[1]	1,271,691	2,171,410

Total Israel		12,439,384	9,347,147

Italy (2.16%)
304,151	Stevanato Group SpA[1]	6,373,892	6,119,518
250,834	Tenaris SA3	3,242,169	3,767,796
125,289	Tenaris SA, ADR	3,393,160	3,767,440

Total Italy		13,009,221	13,654,754

Japan (8.19%)
22,365	Keyence Corporation[3]	8,047,982	10,370,705
163,900	MonotaRO Co, Ltd.[3]	917,367	3,517,674
105,520	Okamoto Industries, Inc.[3]	4,831,807	3,368,708
153,600	Recruit Holdings Co, Ltd.[3]	3,788,290	6,673,462
565,360	Renesas Electronics Corp.[1,3]	6,943,128	6,550,807
285,300	SMS Co. Ltd.[3]	8,001,167	7,824,094
10,831	Tokyo Electron Limited[3]	2,498,988	5,562,379
1,839,070	Z Holdings Corporation[3]	10,768,599	7,950,468

Total Japan		45,797,328	51,818,297

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (2.28%)
61,657	Hyundai Heavy Industries Co. Ltd.[1,3]	$5,701,992	$6,035,447
115,776	Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	10,908,541	8,421,633

Total Korea, Republic of		16,610,533	14,457,080

Mexico (1.25%)
1,323,902	Grupo Mexico S.A.B. de C.V., Series B	4,412,540	7,904,141

Netherlands (5.90%)
304,494	AMG Advanced Metallurgical Group NV3	9,379,587	13,082,163
32,224	argenx SE, ADR[1]	1,015,556	10,160,549
45,691	Koninklijke DSM NV3	6,692,446	8,173,833
221,130	Universal Music Group NV3	6,534,985	5,902,870

Total Netherlands		23,622,574	37,319,415

Norway (0.83%)
2,035,042	Aker Carbon Capture ASA[1,3]	4,020,839	5,233,476

Peru (0.76%)
28,082	Credicorp, Ltd.	4,039,348	4,826,453

Poland (1.27%)
44,486	Dino Polska SA, 144A1,3	3,262,896	3,590,322
701,684	InPost SA1,3	10,003,976	4,452,069

Total Poland		13,266,872	8,042,391

Russia (0.00%)
10,630	Novatek PJSC, GDR[2,4]	1,203,986	213
121,950	Sberbank of Russia PJSC, ADR[2,4]	1,644,868	244
19,644	TCS Group Holding PLC, GDR[2,4]	457,818	2,357

Total Russia		3,306,672	2,814

Spain (3.68%)
123,611	Cellnex Telecom S.A., 144A3	6,968,974	5,948,705
1,196,994	eDreams ODIGEO SA1,3	9,915,740	10,564,178
310,534	Industria de Diseno Textil, S.A.[3]	9,881,964	6,771,184

Total Spain		26,766,678	23,284,067

Sweden (2.17%)
430,822	Epiroc AB, Cl A3	7,166,522	9,214,786
15,335	Spotify Technology SA1	2,047,683	2,315,892
242,618	Telefonaktiebolaget LM Ericsson, ADR	2,223,308	2,217,528

Total Sweden		11,437,513	13,748,206

Shares		Cost	Value
Common Stocks (continued)
Switzerland (4.57%)
360,168	Clariant AG3	$7,368,151	$6,250,000
35,072	Compagnie Financiere Richemont SA3	4,105,527	4,445,543
281,132	Credit Suisse Group AG3	2,700,870	2,213,103
11,021,941	Meyer Burger Technology AG1,3	5,059,458	4,587,122
87,956	Nestle S.A.[3]	9,712,165	11,435,922

Total Switzerland		28,946,171	28,931,690

Taiwan (1.58%)
95,862	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,818,731	9,994,572

United Kingdom (16.30%)
202,571	AstraZeneca PLC, ADR	8,867,929	13,438,560
931,079	B&M European Value Retail S.A.[3]	4,295,360	6,514,103
408,908	Ceres Power Holdings PLC[1,3]	4,045,208	3,924,798
99,898	Dechra Pharmaceuticals PLC[3]	3,390,396	5,303,790
44,291	Endava plc, ADR[1]	937,362	5,892,032
170,217	Experian plc[3]	3,928,940	6,557,713
273,644	Future PLC[3]	3,972,348	9,298,350
2,050,628	Glencore PLC[3]	9,143,578	13,342,828
460,207	J D Wetherspoon PLC[1,3]	5,513,363	4,687,660
40,152	Linde Public Limited Company[3]	7,694,547	12,812,190
11,281,079	Lloyds Banking Group[3]	3,975,830	6,869,793
1,492,460	S4 Capital PLC[1,3]	3,722,863	5,621,702
440,020	WANdisco plc[1]	3,792,714	1,716,755
483,570	Watches of Switzerland Group PLC, 144A1,3	4,290,360	7,186,144

Total United Kingdom		67,570,798	103,166,418

United States (2.87%)
46,611	Agilent Technologies, Inc.	2,015,891	6,168,034
247,670	Arch Capital Group Ltd.[1]	6,317,413	11,992,181

Total United States		8,333,304	18,160,215

Total Common Stocks		493,704,062	589,743,049

Warrants (0.01%)
Israel (0.01%)
16,052	Innovid Corp. Exp 11/30/2026[1]	27,444	16,212
56,745	Taboola.com Ltd. Exp 6/29/2026[1]	104,540	56,745

Total Warrants		131,984	72,957

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.95%)
$43,996,048	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $43,996,048; (Fully collateralized by $2,276,300 U.S. Treasury Note, 0.625% due 5/15/2030 Market value – $1,987,326 and $46,562,300 U.S. Treasury Note, 1.375% due 11/15/2031 Market value – $42,888,709)[3]	$43,996,048	$43,996,048

Total Investments (100.13%)		$537,832,094	633,812,054

Liabilities Less Cash and Other Assets (-0.13%)			(842,112)

Net Assets			$632,969,942

Retail Shares (Equivalent to $28.40 per share based on 3,224,836 shares outstanding)			$91,585,462

Institutional Shares (Equivalent to $28.93 per share based on 14,133,989 shares outstanding)			$408,840,644

R6 Shares (Equivalent to $28.91 per share based on 4,584,708 shares outstanding)			$132,543,836

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $203,221 or 0.03% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $36,894,067 or 5.83% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2022	Percentage of Net Assets
Materials	15.2%
Industrials	15.2%
Information Technology	11.6%
Consumer Discretionary	11.1%
Financials	10.7%
Communication Services	10.1%
Health Care	10.1%
Energy	4.2%
Consumer Staples	4.1%
Real Estate	0.7%
Special Purpose Acquisition Company	0.2%
Cash and Cash Equivalents*	6.8%
100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.89%)
Communication Services (1.98%)
	Interactive Media & Services (0.46%)
316,512	Tripadvisor, Inc. [1]	$8,215,181	$8,583,806

	Movies & Entertainment (1.52%)
338,929	Madison Square Garden Entertainment Corp. [1]	23,202,284	28,236,175

Total Communication Services		31,417,465	36,819,981

Consumer Discretionary (40.28%)
	Casinos & Gaming (19.39%)
1,535,500	Boyd Gaming Corporation	65,104,119	101,005,190
517,289	Caesars Entertainment, Inc. [1]	43,312,500	40,017,477
1,984,387	Galaxy Entertainment Group Ltd. (Hong Kong) [2,4]	11,635,886	11,742,374
1,358,226	Las Vegas Sands Corp. [1]	51,193,730	52,794,245
1,666,250	MGM Resorts International	69,365,732	69,882,525
759,550	Penn National Gaming, Inc. [1]	35,881,787	32,220,111
1,101,340	Red Rock Resorts, Inc., Cl A	11,363,726	53,481,071

		287,857,480	361,142,993

	Distributors (0.49%)
21,800	Pool Corp.	6,938,068	9,218,130

	Home Improvement Retail (3.62%)
250,600	Floor & Decor Holdings, Inc., Cl A [1]	28,038,752	20,298,600
24,550	The Home Depot, Inc.	3,713,467	7,348,552
196,750	Lowe’s Companies, Inc.	27,947,341	39,780,882

		59,699,560	67,428,034

	Homebuilding (1.32%)
72,147	D.R. Horton, Inc.	2,065,420	5,375,673
126,949	Lennar Corp., Cl A	5,816,350	10,304,450
190,650	Toll Brothers, Inc.	8,379,152	8,964,363

		16,260,922	24,644,486

	Hotels, Resorts & Cruise Lines (10.31%)
662,373	Hilton Grand Vacations, Inc. [1]	16,439,299	34,450,020
360,800	Hyatt Hotels Corp., Cl A [1]	26,879,600	34,438,360
428,136	Marriott Vacations Worldwide Corp.	52,900,213	67,517,047
959,947	Travel + Leisure Co.	57,243,231	55,619,329

		153,462,343	192,024,756
	Leisure Facilities (5.15%)
1,229,245	Six Flags Entertainment Corp. [1]	39,503,385	53,472,157
163,050	Vail Resorts, Inc.	44,699,056	42,437,024

		84,202,441	95,909,181

Total Consumer Discretionary		608,420,814	750,367,580

Shares		Cost	Value
Common Stocks (continued)
Financials (6.88%)
	Asset Management & Custody Banks (6.88%)
255,250	Blackstone, Inc.	$29,441,518	$32,401,435
1,694,025	Brookfield Asset Management, Inc., Cl A [2]	66,270,436	95,830,994

Total Financials		95,711,954	128,232,429

Industrials (5.38%)
	Building Products (2.37%)
979,299	The AZEK Co., Inc. [1]	29,704,105	24,325,787
106,200	Fortune Brands Home & Security, Inc.	6,404,277	7,888,536
181,850	Trex Co., Inc. [1]	14,531,083	11,880,261

		50,639,465	44,094,584
	Research & Consulting Services (1.60%)
447,750	CoStar Group, Inc. [1]	22,581,620	29,824,627
	Trading Companies & Distributors (1.41%)
571,084	Hillman Solutions Corp. [1,3]	5,946,352	6,784,478
120,335	SiteOne Landscape Supply, Inc. [1]	15,389,917	19,456,966

		21,336,269	26,241,444

Total Industrials		94,557,354	100,160,655

Information Technology (2.56%)
	Application Software (0.26%)
957,126	SmartRent, Inc. [1,3]	8,119,788	4,843,057

	Internet Services & Infrastructure (2.30%)
725,445	GDS Holdings Limited, ADR [1,2]	28,237,466	28,473,716
1,660,900	NEXTDC Limited (Australia) [1,2,4]	8,234,614	14,308,811

		36,472,080	42,782,527

Total Information Technology		44,591,868	47,625,584

Materials (2.56%)
	Construction Materials (2.56%)
259,550	Vulcan Materials Co.	40,932,200	47,679,335

Real Estate (29.72%)
	Industrial REITs (2.49%)
151,350	Prologis, Inc.	8,113,384	24,439,998
294,009	Rexford Industrial Realty, Inc.	12,134,306	21,930,131

		20,247,690	46,370,129

	Office REITs (0.10%)
58,285	Douglas Emmett, Inc.	1,343,822	1,947,885

	Real Estate Development (2.25%)
404,850	The Howard Hughes Corp. [1]	34,162,445	41,946,508

	Real Estate Services (6.88%)
615,700	CBRE Group, Inc., Cl A [1]	35,070,229	56,348,864
299,557	Jones Lang LaSalle, Inc. [1]	45,491,910	71,731,919

		80,562,139	128,080,783

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Residential REITs (6.89%)
328,250	Equity LifeStyle Properties, Inc.	$18,661,105	$25,104,560
637,100	Equity Residential	48,979,674	57,288,032
1,144,400	Invitation Homes, Inc.	35,237,450	45,981,992

		102,878,229	128,374,584

	Retail REITs (2.33%)
993,513	Kite Realty Group Trust	21,689,581	22,622,291
158,650	Simon Property Group, Inc.	13,342,513	20,871,994

		35,032,094	43,494,285

	Specialized REITs (8.78%)
87,150	Alexandria Real Estate Equities, Inc. [3]	5,349,657	17,538,938
255,150	American Tower Corp.	48,479,106	64,098,783
25,840	Equinix, Inc.	4,650,795	19,163,461
448,198	Gaming and Leisure Properties, Inc.	15,626,118	21,033,932
106,804	Public Storage	40,287,322	41,683,465

		114,392,998	163,518,579

Total Real Estate		388,619,417	553,732,753

	Special Purpose Acquisition Company (1.53%)
1,250,000	Fifth Wall Acquisition Corp. III, Cl A [1,2]	12,500,000	12,137,500
1,290,554	RXR Acquisition Corp. [1]	12,905,540	12,737,768
375,000	Tishman Speyer Innovation Corp. II [1]	3,750,000	3,705,000

Total Special Purpose Acquisition Company		29,155,540	28,580,268

Total Common Stocks		1,333,406,612	1,693,198,585

Principal Amount		Cost	Value
Short Term Investments (8.53%)
$158,877,322	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $158,877,322; (Fully collateralized by $52,723,700 U.S. Treasury Note, 0.625% due 5/15/2030; Market value -$46,030,483, $96,497,900 U.S. Treasury Note, 2.375% due 5/15/2029; Market value – $97,031,017 and $20,000,000 U.S. Treasury Note, 1.625% due 8/15/2029 Market value –$18,993,403) [4]	$158,877,322	$158,877,322

Total Investments (99.42%)		$1,492,283,934	1,852,075,907

Cash and Other Assets Less Liabilities (0.58%)			10,890,420

Net Assets			$1,862,966,327

Retail Shares (Equivalent to $35.89 per share based on 12,656,837 shares outstanding)			$454,316,190

Institutional Shares (Equivalent to $36.91 per share based on 37,324,265 shares outstanding)			$1,377,678,150

R6 Shares (Equivalent to $36.91 per share based on 839,127 shares outstanding)			$30,971,987

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.70%)
Brazil (7.69%)
22,162,605	Aeris Indústria E Comércio De Equipamentos Para Geracão De Energia SA	$24,868,310	$26,998,899
2,232,852	Afya Ltd., Cl A [1]	55,189,323	32,175,397
5,560,721	Americanas SA [1]	58,042,551	38,133,929
219,514	Americanas SA RCP [1]	1,011,096	1,480,932
3,017,783	Azul SA [1]	14,997,488	15,161,649
538,669	Azul SA, ADR [1]	8,008,221	8,106,968
19,916,108	B3 S.A. – Brasil, Bolsa, Balcao	50,733,983	65,717,028
4,696,639	Banco Inter SA Units	37,077,729	20,913,191
21,258,260	Hapvida Participacoes e Investimentos SA, 144A (formerly, Notre Dame Intermedica Participacoes S.A.)	36,644,311	52,866,027
7,416,342	Localiza Rent a Car SA	53,294,373	95,176,168
2,867,112	StoneCo Ltd., Cl A [1]	54,929,409	33,545,210
12,649,562	Suzano SA	124,591,852	146,527,204
1,725,739	XP, Inc., Cl A [1]	56,793,886	51,944,744

Total Brazil		576,182,532	588,747,346

China (32.29%)
1,901,663	Alibaba Group Holding Limited, ADR [1]	210,815,187	206,900,934
725,848	Baidu, Inc., ADR [1]	107,960,060	96,029,690
7,590,891	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl A [3]	32,680,285	53,429,350
43,645,620	China Conch Environment Protection Holdings Ltd. [1]	26,186,939	54,603,689
35,810,997	China Conch Venture Holdings Ltd. [3]	131,717,689	104,395,866
19,833,732	China Mengniu Dairy Co. Ltd. [3]	61,343,368	106,336,534
51,168,762	China Molybdenum Co. Ltd., Cl A [3]	39,345,863	41,674,852
32,093,536	China Molybdenum Co. Ltd., Cl H [3]	17,355,245	16,498,986
2,226,717	China Tourism Group Duty Free Corporation Ltd., Cl A [3]	31,750,083	57,276,790
25,913,147	Estun Automation Co. Ltd., Cl A [3]	103,477,237	81,545,603
10,114,645	Full Truck Alliance Co. Ltd., ADR [1]	90,376,392	67,464,682
10,468,414	Galaxy Entertainment Group Ltd. [1,3]	76,832,878	61,945,596
845,841	GDS Holdings Limited, ADR [1]	33,813,728	33,199,259
3,405,244	GDS Holdings Limited, Cl A [1,3]	31,916,954	16,485,070
3,447,459	Glodon Co. Ltd., Cl A [3]	15,634,661	26,862,692
16,346,205	Han’s Laser Technology Industry Group Co., Ltd., Cl A [3]	96,338,164	98,079,812
3,673,534	Hangzhou Tigermed Consulting Co. Ltd., Cl A [3]	49,420,726	61,950,393
11,380,063	Hua Hong Semiconductor Limited, 144A [1,3]	25,387,128	47,520,087
1,214,011	JD.com, Inc., ADR [1]	91,398,928	70,254,817
1,187	JD.com, Inc., Cl A [1,3]	38,175	33,728
265,370	JD.com, Inc., Cl A [1,2,4]	9,680,745	7,346,602
25,567,166	Kingdee International Software Group Co. Ltd. [1,3]	19,917,578	56,015,721
24,478,771	Kingsoft Corp. Ltd. [3]	97,842,205	77,981,437
10,736,342	Midea Group Co., Ltd., Cl A [3]	84,245,166	95,760,307
11,357,198	NARI Technology Co. Ltd., Cl A [3]	59,500,619	55,966,304
4,237,986	Shanghai Henlius Biotech, Inc., Cl H, 144A [1,3]	26,083,340	11,179,533

Shares		Cost	Value
Common Stocks (continued)
China (continued)
1,164,809	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A [3]	$31,952,833	$56,279,147
5,050,486	Shenzhou International Group Holdings Ltd. [3]	40,177,514	66,676,616
5,229,782	Tencent Holdings Limited [3]	195,635,592	241,063,366
560,177	Tencent Holdings Limited, ADR	31,237,435	26,003,416
16,037,637	Venustech Group, Inc., Cl A [3]	78,784,484	52,547,582
1,090,600	Will Semiconductor Co. Ltd. Shanghai, Cl A [3]	38,903,912	32,948,044
5,239,577	Wuxi Biologics Cayman, Inc., 144A [1,3]	52,029,398	41,605,364
7,194,987	Yantai Jereh Oilfield Services Group Co. Ltd., Cl A [3]	52,586,462	47,403,789
9,531,582	Yonyou Network Technology Co. Ltd., Cl A [3]	55,355,571	34,267,978
1,411,400	Yum China Holdings, Inc.	76,709,653	58,629,556
741,309	Yum China Holdings, Inc. (Hong Kong) [3]	40,592,034	32,335,454
5,702,986	Yunnan Baiyao Group Co. Ltd., Cl A [3]	85,043,937	73,316,550
1,161,924	Zai Lab Limited, ADR [1]	28,126,132	51,101,418
7,213,812	Zhejiang Dingli Machinery Co. Ltd., Cl A [3]	69,382,207	50,869,399

Total China		2,447,576,507	2,471,786,013

Hong Kong (2.84%)
6,137,153	AIA Group Ltd. [3]	68,022,253	64,083,398
26,982,550	Budweiser Brewing Co. APAC Ltd., 144A [3]	85,099,245	71,251,289
408,471	Hong Kong Exchanges & Clearing Ltd. [3]	20,023,663	19,146,389
3,943,950	Techtronic Industries Co. Ltd. [3]	15,735,651	63,187,850

Total Hong Kong		188,880,812	217,668,926

India (20.45%)
4,536,561	AARTI Industries Ltd. [3]	53,029,424	56,942,137
1,040,920	Asian Paints Ltd. [3]	24,405,808	42,119,976
1,746,206	Bajaj Finance Limited [3]	64,243,128	165,834,197
11,147,077	Bharti Airtel Ltd. [1,3]	85,236,378	110,517,123
1,032,422	Bharti Airtel Ltd. PP [1,3]	1,857,856	5,349,519
1,404,366	Divi’s Laboratories Ltd. [3]	14,462,032	81,229,758
37,709,920	Edelweiss Financial Services Ltd. [3]	53,622,453	29,009,321
3,436,995	Godrej Consumer Products Ltd. [1,3]	46,876,099	33,745,733
2,634,349	Godrej Properties Ltd. [1,3]	51,502,940	57,708,302
4,383,234	HDFC Bank Ltd. [3]	69,784,126	84,420,252
1,249,435	Housing Development Finance Corp., Ltd. [3]	28,102,450	39,067,424
8,179,610	ICICI Bank Ltd. [3]	83,845,869	78,016,903
2,972,466	ICICI Lombard General Insurance Co. Ltd., 144A [3]	54,418,032	51,851,806
45,403,279	JM Financial Limited [3]	65,742,578	40,236,188
1,056,513	Jubilant FoodWorks Ltd. [3]	43,918,422	36,509,101
7,697,245	Max Financial Services Ltd. [1,3]	62,994,421	76,314,174
3,757,209	Muthoot Finance Ltd. [3]	58,675,185	65,695,405
13,483,181	Nippon Life India Asset Management Ltd., 144A [3]	51,265,865	61,608,917
5,576,313	Reliance Industries Limited [3]	117,403,826	192,871,091
5,576,783	SBI Life Insurance Company Limited, 144A [3]	61,186,979	82,163,014

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
India (continued)
5,339,614	Tata Communications Ltd. [3]	$43,895,194	$86,123,894
4,206,688	Tata Consumer Products Ltd. [3]	14,862,297	42,980,511
1,361,770	Titan Co. Ltd. [3]	21,236,193	45,365,116

Total India		1,172,567,555	1,565,679,862

Indonesia (1.77%)
323,095,800	Bank Rakyat Indonesia (Persero) Tbk PT [3]	95,555,246	104,354,981
97,738,921	Merdeka Copper Gold Tbk PT [1,3]	30,202,812	30,704,961

Total Indonesia		125,758,058	135,059,942

Italy (1.25%)
3,190,732	Tenaris SA [3]	41,063,233	47,928,211
1,593,748	Tenaris SA, ADR	43,042,154	47,924,002

Total Italy		84,105,387	95,852,213

Japan (1.02%)
167,918	Keyence Corporation [3]	69,499,395	77,863,984

Korea, Republic of (7.12%)
818,279	Hyundai Heavy Industries Co. Ltd. [1,3]	51,069,547	80,099,255
1,329,911	Korea Aerospace Industries Ltd. [3]	44,533,805	46,143,913
1,870,120	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	193,392,399	136,033,921
4,944,465	Samsung Electronics Co., Ltd. [3]	194,440,558	282,936,953

Total Korea, Republic of		483,436,309	545,214,042

Mexico (3.34%)
19,098,292	Grupo Mexico S.A.B. de C.V., Series B	55,768,785	114,023,237
34,545,221	Wal-Mart de Mexico, S.A.B de C.V.	93,334,657	141,567,670

Total Mexico		149,103,442	255,590,907

Peru (1.11%)
495,877	Credicorp, Ltd.	64,291,733	85,226,380

Philippines (1.79%)
85,464,165	Ayala Land, Inc. [3]	63,374,673	57,705,117
31,168,996	BDO Unibank, Inc. [3]	68,406,085	79,618,403

Total Philippines		131,780,758	137,323,520

Poland (0.66%)
8,010,028	InPost SA [1,3]	133,838,226	50,822,303

Russia (0.02%)
2,384,838	Fix Price Group Ltd., GDR [2,4]	20,761,023	95,394
4,746,202	Fix Price Group Ltd., GDR, 144A [2,4]	46,272,864	189,848
428,499	Novatek PJSC, GDR [2,4]	58,971,935	8,570
1,873,612	Ozon Holdings PLC, ADR [1,2,4]	76,824,628	374,722
227,252	Polyus PJSC [2,4]	46,221,802	58,764
178,722	Polyus PJSC, GDR[2,4]	17,995,949	26,808
4,487,275	Sberbank of Russia PJSC, ADR [2,4]	64,206,206	8,975
258,937	TCS Group Holding PLC, GDR [2,4]	15,161,230	31,072
809,897	Yandex N.V., Cl A [1,2,4]	16,974,482	299,662

Total Russia		363,390,119	1,093,815

Shares		Cost	Value
Common Stocks (continued)
South Africa (1.29%)
1,760,690	Gold Fields Ltd. [3]	$19,499,887	$27,265,337
4,601,235	Gold Fields Ltd., ADR	51,013,013	71,135,093

Total South Africa		70,512,900	98,400,430

Spain (0.15%)
1,791,760	Codere Online Luxembourg S.A. Forward Shares [1]	17,917,600	9,836,762
358,352	Codere Online Luxembourg S.A. Founders Shares [1,2,4]	3,116	1,637,669
26,518	Codere Online Luxembourg, S.A. Private Shares [1]	265,181	145,584

Total Spain		18,185,897	11,620,015

Taiwan (6.30%)
9,040,879	Delta Electronics, Inc. [3]	35,951,462	83,824,534
3,817,094	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	228,752,850	397,970,221

Total Taiwan		264,704,312	481,794,755

United Arab Emirates (0.25%)
5,283,257	Network International Holdings plc, 144A [1]	31,671,178	19,432,976

United Kingdom (3.06%)
36,013,921	Glencore PLC [3]	130,018,363	234,331,908

United States (0.30%)
1,098,369	ACM Research, Inc., Cl A [1]	33,433,580	22,725,255

Total Common Stocks		6,538,937,063	7,096,234,592

Private Common Stocks (0.84%)
India (0.84%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,4]	10,077,362	16,262,146
6,833	Pine Labs PTE. Ltd., Series A [1,2,4]	2,547,771	4,111,416
7,600	Pine Labs PTE. Ltd., Series B [1,2,4]	2,833,757	4,572,920
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,4]	2,302,055	3,714,896
9,573	Pine Labs PTE. Ltd., Series C [1,2,4]	3,569,416	5,760,074
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,4]	720,371	1,162,485
2,459	Pine Labs PTE. Ltd., Series D [1,2,4]	916,870	1,479,580
45,680	Pine Labs PTE. Ltd., Series J [1,2,4]	17,032,398	27,485,656

Total Private Common Stocks		40,000,000	64,549,173

Private Convertible Preferred Stocks (1.83%)
India (1.83%)
11,578	Bundl Technologies Private Ltd. Series K [1,2,4]	76,776,872	67,032,586
15,334	Think & Learn Private Limited, Series F [1,2,4]	49,776,072	72,682,913

Total Private Convertible Preferred Stocks		126,552,944	139,715,499

Warrants (0.00%)
Spain (0.00%)
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 [1]	0	7,425

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.48%)
$342,901,151	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $342,901,151; (Fully collateralized by $120,388,200 U.S. Treasury Note, 2.375% due 3/31/2029 Market value – $119,955,525) and $228,541,100 U.S. Treasury Note, 2.375% due 5/15/2029 Market value – $229,803,710) [3]	$342,901,151	$342,901,151

Total Investments (99.85%)		$7,048,391,158	7,643,407,840

Cash and Other Assets Less Liabilities (0.15%)			11,389,009

Net Assets			$7,654,796,849

Retail Shares (Equivalent to $15.03 per share based on 25,009,556 shares outstanding)			$375,910,264

Institutional Shares (Equivalent to $15.10 per share based on 480,789,970 shares outstanding)			$7,261,933,319

R6 Shares (Equivalent to $15.11 per share based on 1,121,839 shares outstanding)			$16,953,266

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $214,342,758 or 2.80% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $439,668,861 or 5.74% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2022	Percentage of Net Assets
Information Technology	16.8%
Financials	16.5
Industrials	13.5
Consumer Discretionary	12.6
Materials	10.9
Communication Services	8.4
Health Care	5.6
Consumer Staples	5.2
Energy	4.4
Real Estate	1.5
Cash and Cash Equivalents *	4.6

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.52%)
Argentina (5.02%)
83,710	Globant S.A.[1]	$7,081,800	$21,937,880
54,822	MercadoLibre, Inc.[1]	42,859,814	65,209,672

Total Argentina		49,941,614	87,147,552

Brazil (1.19%)
1,433,148	Afya Ltd., Cl A1	31,965,930	20,651,663

Canada (4.77%)
417,196	Nuvei Corp., 144A1	14,962,578	31,452,406
75,857	Shopify, Inc., Cl A1	80,656,808	51,276,298

Total Canada		95,619,386	82,728,704

China (2.50%)
293,078	GDS Holdings Limited, ADR[1]	14,491,001	11,503,311
959,865	Meituan Inc., Cl B, 144A1,4	12,096,383	18,183,622
309,512	Zai Lab Limited, ADR[1]	19,624,673	13,612,338

Total China		46,212,057	43,299,271

India (3.55%)
563,782	Bajaj Finance Limited[4]	36,590,443	53,541,412
7,379,067	Zomato Ltd.[1,4]	12,454,605	7,943,488

Total India		49,045,048	61,484,900

Indonesia (1.00%)
144,409	Sea Ltd., ADR[1]	40,964,414	17,298,754

Israel (4.85%)
326,882	Fiverr International Ltd.[1]	7,503,852	24,865,914
3,395,264	Innovid Corp.[1]	33,137,141	20,507,394
2,753,705	Taboola.com Ltd.[1]	26,501,176	14,209,118
235,606	Wix.com Ltd.[1]	41,196,433	24,611,403

Total Israel		108,338,602	84,193,829

Korea, Republic of (1.06%)
1,039,942	Coupang, Inc., Cl A1	28,746,235	18,386,175

Netherlands (6.89%)
16,186	Adyen N.V., 144A1,4	16,437,273	32,059,504
196,428	argenx SE, ADR[1]	32,628,586	61,935,713
38,227	ASML Holding N.V.[4]	8,394,703	25,544,102

Total Netherlands		57,460,562	119,539,319

Poland (0.77%)
2,105,278	InPost SA1,4	33,641,809	13,357,641

Spain (0.53%)
996,069	Codere Online Luxembourg S.A.[1]	9,115,057	5,468,419
584,567	Codere Online Luxembourg S.A. Forward Shares[1]	5,845,670	3,209,273
116,913	Codere Online Luxembourg, S.A. Founders Shares[1,2,5]	1,017	534,292
8,652	Codere Online Luxembourg, S.A. Private Shares[1]	86,516	47,499

Total Spain		15,048,260	9,259,483

United Kingdom (5.57%)
726,800	Endava plc, ADR[1]	31,977,783	96,686,204

Shares		Cost	Value
Common Stocks (continued)
United States (55.53%)
256,109	10X Genomics, Inc., Cl A1	$20,742,873	$19,482,212
33,089	Alphabet, Inc., Cl C1	46,665,295	92,417,246
32,032	Amazon.com, Inc.[1]	70,251,249	104,422,718
363,250	Arrowhead Pharmaceuticals, Inc.[1]	24,329,613	16,705,867
141,583	Bill.Com Holdings, Inc.[1]	6,149,064	32,109,608
371,841	Cloudflare, Inc., Cl A1	9,123,087	44,509,368
290,494	Crowdstrike Holdings, Inc., Cl A1	33,053,591	65,965,377
269,947	Datadog, Inc., Cl A1	18,059,612	40,888,872
148,178	EPAM Systems, Inc.[1]	32,721,799	43,951,077
266,509	Guardant Health, Inc.[1]	19,658,977	17,653,556
105,271	Illumina, Inc.[1]	32,830,201	36,781,687
1,907,894	MaxCyte, Inc.[1]	23,508,432	13,336,179
140,929	NVIDIA Corp.	30,290,374	38,453,887
107,518	Okta, Inc.[1]	18,324,029	16,230,917
972,649	Rivian Automotive, Inc., Cl A1	75,866,622	48,865,886
660,574	Rivian Automotive, Inc., Cl A1,2,5	14,000,003	30,716,691
1,493,774	Sarissa Capital Acquisition Corp.[1,3]	14,937,740	14,833,176
459,455	Schrödinger, Inc.[1]	16,988,489	15,676,605
223,844	Snowflake, Inc., Cl A1	36,073,592	51,289,376
2,361,774	SoFi Technologies, Inc.[1]	23,617,740	22,318,764
25,562	Tesla, Inc.[1]	21,957,761	27,545,611
225,446	Twilio, Inc., Cl A1	43,877,154	37,155,755
185,121	Veeva Systems, Inc., Cl A1	32,640,301	39,330,808
1,048,008	ZoomInfo Technologies, Inc., Cl A1	35,139,638	62,607,998
123,983	Zscaler, Inc[1]	8,588,946	29,914,618

Total United States		709,396,182	963,163,859

Uruguay (1.29%)
712,921	Dlocal Ltd.[1]	14,971,341	22,285,910

Total Common Stocks		1,313,329,223	1,639,483,264

Private Common Stocks (1.08%)

United States (1.08%)
252,130	Space Exploration Technologies Corp., Cl A1,2,5	11,571,518	14,475,035
75,250	Space Exploration Technologies Corp., Cl C1,2,5	3,428,124	4,320,178

Total Private Common Stocks		14,999,642	18,795,213

Private Convertible Preferred Stocks (3.55%)

India (2.52%)
9,201	Think & Learn Private Limited, Series F1,2,5	29,867,591	43,612,592

United States (1.03%)
219,321	Farmers Business Network, Inc., Series F1,2,5	7,250,006	11,626,206
80,440	Farmers Business Network, Inc., Series G1,2,5	5,000,000	4,338,129
69,926	Resident Home, Inc., Series B1[1,2,5]	4,999,968	1,922,965

Total United States		17,249,974	17,887,300

Total Private Convertible Preferred Stocks		47,117,565	61,499,892

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Private Preferred Stocks (0.53%)

United States (0.53%)
461,004	GM Cruise Holdings, Cl G1,2,5	$12,147,455	$9,261,571

Warrants (0.03%)

Israel (0.02%)
68,986	Innovid Corp., Exp 11/30/2026[1]	117,942	69,676
228,748	Taboola.com Ltd., Exp 6/29/2026[1]	417,100	228,748

Total Israel		535,042	298,424

Spain (0.01%)
498,034	Codere Online Luxembourg S.A., Exp 11/30/2026[1]	845,632	278,899
4,326	Codere Online Luxembourg S.A., Private Shares Exp 11/30/2026[1]	0	2,423

Total Spain		845,632	281,322

Total Warrants		1,380,674	579,746

Total Investments (99.71%)		$1,388,974,559	1,729,619,686

Cash and Other Assets Less Liabilities (0.29%)			4,943,686

Net Assets			$1,734,563,372

Retail Shares (Equivalent to $39.89 per share based on 11,953,661 shares outstanding)			$476,799,289

Institutional Shares (Equivalent to $40.72 per share based on 30,529,296 shares outstanding)			$1,243,300,517

R6 Shares (Equivalent to $40.75 per share based on 354,950 shares outstanding)			$14,463,566

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $120,807,659 or 6.96% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	See Note 6 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $81,695,532 or 4.71% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2022	Percentage of Net Assets
Information Technology	41.4%
Consumer Discretionary	24.3
Health Care	13.5
Communication Services	11.9
Financials	4.4
Industrials	2.4
Materials	0.9
Special Purpose Acquisition Company	0.9
Cash and Cash Equivalents	0.3

100.0%

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.24%)
Consumer Discretionary (16.48%)
	Casinos & Gaming (10.11%)
80,349	Boyd Gaming Corporation	$5,047,193	$5,285,357
81,666	Las Vegas Sands Corp. [1]	3,178,912	3,174,357
94,525	MGM Resorts International	4,192,545	3,964,379
47,769	Red Rock Resorts, Inc., Cl A	1,255,746	2,319,663

		13,674,396	14,743,756
	Hotels, Resorts & Cruise Lines (5.37%)
23,936	Marriott Vacations Worldwide Corp.	3,736,086	3,774,707
69,910	Travel + Leisure Co.	3,657,979	4,050,585

		7,394,065	7,825,292
	Leisure Facilities (1.00%)
5,625	Vail Resorts, Inc.	1,512,054	1,464,019

Total Consumer Discretionary		22,580,515	24,033,067
Financials (2.85%)
	Asset Management & Custody Banks (2.85%)
16,219	Blackstone, Inc.	1,861,802	2,058,840
37,169	Brookfield Asset Management, Inc., Cl A [2]	2,271,900	2,102,650

Total Financials		4,133,702	4,161,490

Real Estate (74.46%)
	Health Care REITs (6.82%)
29,098	Welltower, Inc.	2,454,572	2,797,482
115,749	Ventas, Inc.	6,011,531	7,148,658

		8,466,103	9,946,140
	Hotel & Resort REITs (7.02%)
170,107	Host Hotels & Resorts, Inc.	2,831,907	3,305,179
199,530	Park Hotels & Resorts, Inc.	3,744,535	3,896,821
123,845	Pebblebrook Hotel Trust	2,524,965	3,031,725

		9,101,407	10,233,725
	Industrial REITs (6.28%)
41,805	Duke Realty Corp.	2,078,257	2,427,198
23,424	First Industrial Reality Trust, Inc.	1,401,364	1,450,180
17,005	Prologis, Inc.	1,627,649	2,745,967
34,001	Rexford Industrial Realty, Inc.	1,754,252	2,536,135

		6,861,522	9,159,480
	Office REITs (7.23%)
15,612	Boston Properties, Inc.	1,869,087	2,010,826
42,125	Kilroy Realty Corporation	2,876,462	3,219,192
117,308	Vornado Realty Trust	5,269,234	5,316,399

		10,014,783	10,546,417
	Real Estate Operating Companies (1.40%)
83,534	Kennedy-Wilson Holdings, Inc.	1,626,798	2,037,394

	Residential REITs (25.32%)
50,817	American Campus Communities, Inc.	2,774,990	2,844,228
70,600	American Homes 4 Rent, Cl A	2,419,171	2,826,118
31,808	AvalonBay Communities, Inc.	7,375,753	7,900,153
18,034	Camden Property Trust	2,687,168	2,997,251
25,567	Equity LifeStyle Properties, Inc.	1,626,605	1,955,364
88,102	Equity Residential	7,077,118	7,922,132
117,478	Invitation Homes, Inc.	3,960,396	4,720,266
42,559	NexPoint Residential Trust, Inc.	3,172,319	3,843,503
10,949	Sun Communities, Inc.	1,645,794	1,919,250

		32,739,314	36,928,265

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Retail REITs (5.16%)
131,858	Kite Realty Group Trust	$2,764,561	$3,002,407
121,725	RPT Realty	1,630,208	1,676,153
21,685	Simon Property Group, Inc.	2,276,904	2,852,879

		6,671,673	7,531,439
	Specialized REITs (15.23%)
5,362	Alexandria Real Estate Equities, Inc. [3]	874,136	1,079,103
24,436	American Tower Corp.	5,768,516	6,138,812
9,985	Crown Castle International Corp.	1,601,160	1,843,231
3,303	Equinix, Inc.	2,242,468	2,449,571
50,023	Gaming and Leisure Properties, Inc.	2,264,534	2,347,579
21,398	Public Storage	6,937,000	8,351,211

		19,687,814	22,209,507

Total Real Estate		95,169,414	108,592,367

Utilities (3.45%)
	Multi-Utilities (3.45%)
76,087	Brookfield Infrastructure Partners L.P. [2]	4,110,745	5,039,242

Total Common Stocks		125,994,376	141,826,166

Principal Amount
Short Term Investments (2.27%)
$3,302,431	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $3,302,431; (Fully collateralized by $3,380,700 U.S. Treasury Note, 2.375% due 3/31/2029 Market value – $3,368,550)[4]	3,302,431	3,302,431

Total Investments (99.51%)		$129,296,807	145,128,597

Cash and Other Assets Less Liabilities (0.49%)			721,608

Net Assets			$145,850,205

Retail Shares (Equivalent to $17.35 per share based on 1,092,093 shares outstanding)			$18,950,080

Institutional Shares (Equivalent to $17.51 per share based on 7,202,373 shares outstanding)			$126,085,160

R6 Shares (Equivalent to $17.49 per share based on 46,595 shares outstanding)			$814,965

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.94%)
Consumer Discretionary (0.62%)
	Specialty Stores (0.62%)
39,500	Warby Parker, Inc., Cl A [1]	$1,599,664	$1,335,495

Health Care (89.96%)
	Biotechnology (9.33%)
30,600	AbbVie, Inc.	4,237,510	4,960,566
11,500	Alnylam Pharmaceuticals, Inc. [1]	1,692,769	1,877,835
18,878	argenx SE, ADR [1,2]	4,611,455	5,952,422
18,753	Arrowhead Pharmaceuticals, Inc. [1]	681,971	862,450
38,000	Cytokinetics, Incorporated [1]	1,397,546	1,398,780
100,614	Genmab A/S, ADR [1,2]	3,958,818	3,640,215
42,000	Xenon Pharmaceuticals, Inc. [1,2]	1,255,886	1,283,940

		17,835,955	19,976,208
	Health Care Distributors (2.80%)
19,600	McKesson Corp.	4,478,355	6,000,148

	Health Care Equipment (17.29%)
34,362	Abbott Laboratories	3,521,417	4,067,086
4,147	DexCom, Inc. [1]	1,251,833	2,121,605
47,351	Edwards Lifesciences Corp. [1]	3,909,416	5,574,160
20,000	Envista Holdings Corp. [1]	962,719	974,200
5,095	IDEXX Laboratories, Inc. [1]	2,268,818	2,787,271
52,928	Inari Medical, Inc. [1]	4,203,251	4,797,394
9,035	Inspire Medical Systems, Inc. [1,3]	1,112,967	2,319,194
9,215	Insulet Corp. [1]	1,989,532	2,454,784
13,733	Intuitive Surgical, Inc. [1]	3,301,075	4,142,971
1,387,480	Opsens, Inc. (Canada)[1,2]	2,019,084	2,119,815
10,000	Shockwave Medical, Inc. [1]	625,051	2,073,600
10,173	Teleflex, Inc.	3,787,045	3,609,686

		28,952,208	37,041,766
	Health Care Facilities (1.83%)
45,500	Tenet Healthcare Corp. [1]	3,577,743	3,911,180
	Health Care Services (1.18%)
15,000	LHC Group, Inc. [1]	2,005,982	2,529,000
	Health Care Supplies (3.45%)
11,400	The Cooper Companies, Inc.	4,594,529	4,760,526
15,252	Establishment Labs Holdings, Inc. [1,2]	1,110,240	1,027,832
74,000	Figs, Inc., Cl A [1]	2,600,866	1,592,480

		8,305,635	7,380,838
	Health Care Technology (3.25%)
67,000	Certara, Inc. [1]	1,846,265	1,439,160
97,763	Definitive Healthcare Corp. [1]	2,701,490	2,409,858
65,819	Schrödinger, Inc. [1]	3,198,297	2,245,744
4,060	Veeva Systems, Inc., Cl A [1]	945,478	862,588

		8,691,530	6,957,350
	Life Sciences Tools & Services (19.64%)
25,730	Bio-Techne Corporation	10,171,199	11,142,119
14,254	Guardant Health, Inc. [1,3]	1,390,510	944,185
22,723	ICON plc [1,2]	4,316,896	5,526,688
2,837	Illumina, Inc. [1]	848,377	991,248
267,072	MaxCyte, Inc. [1]	3,052,067	1,866,833
3,110	Mettler-Toledo International, Inc. [1]	3,304,433	4,270,621
158,795	Stevanato Group SpA [1,2]	3,147,337	3,194,956
18,899	Thermo Fisher Scientific, Inc.	9,381,056	11,162,694
7,234	West Pharmaceutical Services, Inc.	2,030,553	2,971,076

		37,642,428	42,070,420

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (12.40%)
9,600	Anthem, Inc.	$4,288,134	$4,715,712
8,050	Humana, Inc.	3,411,242	3,503,119
35,972	UnitedHealth Group, Incorporated	13,092,572	18,344,641

		20,791,948	26,563,472
	Pharmaceuticals (18.79%)
126,000	AstraZeneca PLC, ADR [2]	7,582,100	8,358,840
134,322	Dechra Pharmaceuticals PLC (United Kingdom)[2,4]	7,314,321	7,131,431
31,992	Eli Lilly & Co.	7,311,445	9,161,549
29,300	Merck & Co., Inc.	2,380,114	2,404,065
28,000	Novo Nordisk A/S, ADR [2]	3,040,052	3,109,400
94,200	Roche Holding AG, ADR [2]	4,833,677	4,654,422
28,828	Zoetis, Inc.	4,820,081	5,436,672

		37,281,790	40,256,379

Total Health Care		169,563,574	192,686,761

Real Estate (2.36%)

	Specialized REITs (2.36%)
25,129	Alexandria Real Estate Equities, Inc. [3]	4,482,569	5,057,211

Total Common Stocks		175,645,807	199,079,467

Principal Amount
Short Term Investments (7.27%)
$15,560,920	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $15,560,920; (Fully collateralized by $15,929,400 U.S. Treasury Note, 2.375% due 3/31/2029 Market value – $15,872,150)[4]	15,560,920	15,560,920

Total Investments (100.21%)		$191,206,727	214,640,387

Liabilities Less Cash and Other Assets (-0.21%)			(442,965)

Net Assets			$214,197,422

Retail Shares (Equivalent to $19.20 per share based on 3,170,397 shares outstanding)			$60,878,085

Institutional Shares (Equivalent to $19.40 per share based on 7,596,709 shares outstanding)			$147,346,481

R6 Shares (Equivalent to $19.39 per share based on 308,052 shares outstanding)			$5,972,856

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.33%)
Communication Services (1.68%)
	Interactive Media & Services (1.68%)
14,600	ZoomInfo Technologies Inc., Cl A [1]	$820,726	$872,204

Consumer Discretionary (2.74%)
	Internet & Direct Marketing Retail (2.74%)
1,200	MercadoLibre, Inc. [1]	1,841,556	1,427,376

Financials (26.97%)
	Asset Management & Custody Banks (3.23%)
2,200	BlackRock, Inc.	1,851,755	1,681,174
	Financial Exchanges & Data (15.80%)
3,500	CME Group, Inc.	756,034	832,510
1,600	MarketAxess Holdings, Inc.	759,318	544,320
4,500	Moody’s Corp.	1,552,706	1,518,345
3,300	MSCI, Inc.	1,495,793	1,659,504
5,800	S&P Global, Inc.	2,297,968	2,379,044
14,600	Tradeweb Markets, Inc., Cl A	1,244,430	1,282,902

		8,106,249	8,216,625
	Insurance Brokers (0.93%)
18,000	BRP Group, Inc., Cl A [1]	537,395	482,940
	Investment Banking & Brokerage (5.87%)
9,600	Houlihan Lokey, Inc.	712,661	842,880
12,100	LPL Financial Holdings, Inc.	1,997,417	2,210,428

		2,710,078	3,053,308
	Property & Casualty Insurance (1.14%)
2,600	Kinsale Capital Group, Inc.	458,703	592,852

Total Financials		13,664,180	14,026,899

Industrials (8.02%)
	Research & Consulting Services (8.02%)
10,000	CoStar Group, Inc. [1]	863,804	666,100
6,800	Equifax, Inc.	1,544,638	1,612,280
10,000	TransUnion	1,034,936	1,033,400
4,000	Verisk Analytics, Inc.	754,922	858,520

Total Industrials		4,198,300	4,170,300

Information Technology (57.92%)
	Application Software (15.30%)
10,000	Alkami Technology, Inc. [1]	273,107	143,100
4,000	Bill.Com Holdings, Inc. [1]	482,722	907,160
7,400	Ceridian HCM Holding, Inc. [1]	828,502	505,864
27,000	Clearwater Analytics Holdings, Inc., Cl A [1]	635,932	567,000
12,000	Duck Creek Technologies, Inc. [1]	579,633	265,440
14,000	Expensify, Inc., Cl A [1]	405,659	245,840
2,900	Fair Isaac Corp. [1]	1,351,874	1,352,734
10,500	Guidewire Software, Inc. [1]	1,244,347	993,510
5,000	Intuit, Inc.	1,852,869	2,404,200
14,000	nCino, Inc. [1]	1,008,516	573,720

		8,663,161	7,958,568
	Data Processing & Outsourced Services (28.39%)
700	Adyen N.V., 144A (Netherlands)[1,2,3]	1,398,390	1,386,486
11,200	Block, Inc., Cl A [1]	2,348,613	1,518,720
22,000	Dlocal Ltd. [1,2]	570,023	687,720
11,000	Fidelity National Information Services, Inc.	1,492,545	1,104,620
6,000	Global Payments, Inc.	829,178	821,040
3,500	Jack Henry & Associates, Inc.	581,512	689,675
25,000	Marqeta, Inc. [1]	657,358	276,000
6,500	MasterCard Incorporated, Cl A	2,261,844	2,322,970

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (continued)
90,000	Network International Holdings plc, 144A (United Kingdom) [1,2]	$421,085	$331,040
16,500	Nuvei Corp., 144A (Canada) [1,2]	726,048	1,243,935
18,000	Paymentus Holdings, Inc., Cl A [1]	409,901	379,440
4,300	PayPal Holdings, Inc. [1]	1,111,406	497,295
15,000	Repay Holdings Corporation [1]	290,606	221,550
11,600	Visa, Inc., Cl A	2,505,977	2,572,532
110,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,367,749	711,214

		16,972,235	14,764,237
	Internet Services & Infrastructure (1.95%)
1,500	Shopify, Inc., Cl A [1,2]	2,048,592	1,013,940

	IT Consulting & Other Services (12.28%)
6,100	Accenture plc, Cl A [2]	1,754,651	2,057,103
34,251	CI&T, Inc., Cl A [1,2]	505,149	548,701
17,400	Endava plc, ADR [1,2]	1,220,162	2,314,722
5,600	Globant S.A. [1,2]	1,472,832	1,467,592

		4,952,794	6,388,118

Total Information Technology		32,636,782	30,124,863

Total Common Stocks		53,161,544	50,621,642

Principal Amount
Short Term Investments (2.45%)
$1,273,395	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity – $1,273,395; (Fully collateralized by $1,291,800 U.S. Treasury Note, 2.375% due 5/15/2029 Market value – $1,298,937)[3]	1,273,395	1,273,395

Total Investments (99.78%)		$54,434,939	51,895,037

Cash and Other Assets Less Liabilities (0.22%)			114,078

Net Assets			$52,009,115

Retail Shares (Equivalent to $14.08 per share based on 716,135 shares outstanding)			$10,079,799

Institutional Shares (Equivalent to $14.15 per share based on 2,568,064 shares outstanding)			$36,331,184

R6 Shares (Equivalent to $14.15 per share based on 395,638 shares outstanding)			$5,598,132

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $2,961,461 or 5.69% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.82%)
China (34.67%)
1,079	Alibaba Group Holding Limited, ADR[1]	$149,522	$117,395
392	Baidu, Inc., ADR[1]	60,322	51,862
23,105	China Conch Environment Protection Holdings Ltd.[1]	12,449	28,906
20,726	China Conch Venture Holdings Ltd.[2]	75,467	60,420
1,168	China Tourism Group Duty Free Corporation Ltd., Cl A2	42,804	30,044
15,926	Estun Automation Co. Ltd., Cl A2	63,772	50,117
4,250	Full Truck Alliance Co. Ltd., ADR[1]	29,594	28,347
7,769	Galaxy Entertainment Group Ltd.[1,2]	48,587	45,972
43	GDS Holdings Limited, ADR[1]	1,857	1,688
6,289	GDS Holdings Limited, Cl A1,2	44,382	30,446
9,089	Han’s Laser Technology Industry Group Co., Ltd., Cl A2	64,685	54,535
1,893	Hangzhou Tigermed Consulting Co. Ltd., Cl A2	37,387	31,923
6,621	Hua Hong Semiconductor Limited, 144A1,2	42,137	27,648
637	JD.com, Inc., ADR[1]	50,396	36,863
10,000	Kingdee International Software Group Co. Ltd.[1,2]	27,908	21,909
14,226	Kingsoft Corp. Ltd.[2]	64,620	45,319
200	Kweichow Moutai Co. Ltd., Cl A2	53,169	53,880
5,763	Midea Group Co., Ltd., Cl A2	64,787	51,402
6,734	NARI Technology Co. Ltd., Cl A2	36,432	33,184
700	NAURA Technology Group Co. Ltd., Cl A2	40,716	29,906
631	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A2	34,519	30,488
3,348	Tencent Holdings Limited, ADR	195,188	155,414
9,724	Venustech Group, Inc., Cl A2	40,309	31,861
601	Will Semiconductor Co. Ltd. Shanghai, Cl A2	25,510	18,157
1,993	WuXi AppTec Co. Ltd., Cl H, 144A2	39,944	31,139
3,687	Wuxi Biologics Cayman, Inc., 144A1,2	49,034	29,277
19,336	Xiaomi Corporation, Cl B, 144A1,2	56,034	33,788
4,027	Yantai Jereh Oilfield Services Group Co. Ltd., Cl A2	29,246	26,532
10,213	Yonyou Network Technology Co. Ltd., Cl A2	57,170	36,718
1,958	Yum China Holdings, Inc.[2]	108,663	85,407
2,889	Yunnan Baiyao Group Co. Ltd., Cl A2	42,240	37,140
679	Zai Lab Limited, ADR[1]	59,808	29,862
3,747	Zhejiang Dingli Machinery Co. Ltd., Cl A2	40,455	26,423

Total China		1,789,113	1,403,972

Hong Kong (4.00%)
4,457	AIA Group Ltd.[2]	49,692	46,539
18,945	Budweiser Brewing Co. APAC Ltd., 144A2	51,368	50,027
712	Hong Kong Exchanges & Clearing Ltd.[2]	40,086	33,374
2,000	Techtronic Industries Co. Ltd.[2]	36,166	32,043

Total Hong Kong		177,312	161,983

Shares		Cost	Value
Common Stocks (continued)
India (34.39%)
6,732	AARTI Industries Ltd.[2]	$85,756	$84,499
802	Amber Enterprises India Ltd.[1,2]	36,188	37,079
625	Apollo Hospitals Enterprise Ltd.[2]	39,578	37,092
1,452	Asian Paints Ltd.[2]	60,266	58,754
1,084	Bajaj Finance Limited[2]	96,504	102,946
11,315	Bharti Airtel Ltd.[1,2]	99,486	112,182
582	Bharti Airtel Ltd. PP1,2	1,202	3,016
989	Divi’s Laboratories Ltd.[2]	64,891	57,205
506	Dixon Technologies India Ltd.[2]	32,159	28,590
2,167	Godrej Consumer Products Ltd.[1,2]	31,989	21,276
2,252	Godrej Properties Ltd.[1,2]	52,840	49,332
5,587	HDFC Bank Ltd.[2]	112,132	107,604
10,371	ICICI Bank Ltd.[2]	99,285	98,918
3,674	ICICI Lombard General Insurance Co. Ltd., 144A2	73,980	64,089
1,055	Jubilant FoodWorks Ltd.[2]	54,806	36,457
4,815	Max Financial Services Ltd.[1,2]	72,152	47,738
1,540	Neogen Chemicals Ltd.[2]	23,293	35,225
881	PI Industries Ltd.[2]	35,967	32,626
3,793	Reliance Industries Limited[2]	115,492	131,191
4,904	SBI Life Insurance Company Limited, 144A2	77,333	72,251
3,759	Tata Communications Ltd.[2]	72,606	60,630
3,864	Tata Consumer Products Ltd.[2]	41,244	39,479
1,697	Titan Co. Ltd.[2]	46,088	56,533
16,536	Zomato Ltd.[1,2]	32,651	17,801

Total India		1,457,888	1,392,513

Indonesia (1.71%)
214,500	Bank Rakyat Indonesia (Persero) Tbk PT2	63,131	69,280

Japan (3.76%)
325	Hoya Corp.[2]	49,380	37,036
151	Keyence Corporation[2]	88,326	70,019
88	Tokyo Electron Limited[2]	40,111	45,194

Total Japan		177,817	152,249

Korea, Republic of (6.85%)
641	Hyundai Heavy Industries Co. Ltd.[1,2]	47,421	62,746
987	Korea Aerospace Industries Ltd.[2]	32,911	34,246
560	Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,2]	51,863	40,735
2,438	Samsung Electronics Co., Ltd.[2]	145,350	139,509

Total Korea, Republic of		277,545	277,236

Taiwan (7.40%)
616	Airtac International Group2	21,401	19,805
500	MediaTek, Inc.[2]	16,122	15,560
215	Silergy Corp.[2]	29,818	25,209
2,294	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	267,356	239,173

Total Taiwan		334,697	299,747

Thailand (1.04%)
14,300	Energy Absolute PCL Foreign	34,895	42,147

Total Common Stocks		4,312,398	3,799,127

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (7.05%)
$285,668	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity — $285,668; (Fully collateralized by $316,400 U.S. Treasury Note, 1.375% due 11/15/2031 Market value — $291,437)[2]	$285,668	$285,668

Total Investments (100.87%)		$4,598,066	4,084,795

Liabilities Less Cash and Other Assets (-0.87%)			(35,321)

Net Assets			$4,049,474

Retail Shares (Equivalent to $8.61 per share based on 132,848 shares outstanding)			$1,143,902

Institutional Shares (Equivalent to $8.62 per share based on 330,628 shares outstanding)			$2,850,628

R6 Shares (Equivalent to $8.63 per share based on 6,368 shares outstanding)			$54,944

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $308,219 or 7.61% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2022	Percentage of Net Assets
Information Technology	18.9%
Financials	15.9
Consumer Discretionary	13.4
Industrials	11.7
Communication Services	10.6
Health Care	7.9
Materials	5.2
Consumer Staples	4.1
Energy	3.9
Real Estate	1.2
Utilities	1.0
Cash and Cash Equivalents*	6.2
100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Technology Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.28%)
Communication Services (12.50%)
	Advertising (0.95%)
9,776	S4 Capital PLC (United Kingdom) [1,2,4]	$78,839	$36,824
	Interactive Home Entertainment (0.35%)
114	Sea Ltd. (Singapore), ADR [1,2]	21,145	13,656
	Interactive Media & Services (7.06%)
49	Alphabet, Inc., Cl C [1]	140,191	136,856
2,282	ZoomInfo Technologies, Inc., Cl A [1]	134,510	136,327

		274,701	273,183
	Movies & Entertainment (2.66%)
135	Netflix, Inc. [1]	76,308	50,569
348	Spotify Technology SA [1,2]	75,572	52,555

		151,880	103,124
	Publishing (1.48%)
1,683	Future PLC (United Kingdom) [2,4]	86,374	57,188

Total Communication Services		612,939	483,975

Consumer Discretionary (16.60%)
	Automobile Manufacturers (3.11%)
576	Rivian Automotive, Inc., Cl A [1]	55,659	28,938
85	Tesla, Inc. [1]	89,477	91,596

		145,136	120,534
	Hotels, Resorts & Cruise Lines (1.07%)
4,701	eDreams ODIGEO SA (Spain) [1,2,4]	48,901	41,489
	Internet & Direct Marketing Retail (12.42%)
732	Alibaba Group Holding Limited, ADR [1,2]	81,341	79,642
123	Amazon.com, Inc. [1]	399,248	400,974

		480,589	480,616

Total Consumer Discretionary		674,626	642,639

Health Care (0.71%)
	Health Care Supplies (0.71%)
1,285	Figs, Inc., Cl A [1]	29,393	27,653

Industrials (2.81%)

	Research & Consulting Services (2.81%)
1,631	CoStar Group, Inc. [1]	119,493	108,641

Information Technology (61.66%)
	Application Software (14.13%)
102	Adobe, Inc. [1]	56,605	46,473
131	Atlassian Corp. PLC, Cl A [1,2]	46,135	38,491
981	Ceridian HCM Holding, Inc. [1]	99,979	67,061
166	HubSpot, Inc. [1]	94,064	78,840
159	Intuit, Inc.	96,888	76,454
166	ServiceNow, Inc. [1,3]	102,699	92,444
754	The Trade Desk, Inc., Cl A [1]	64,937	52,215
397	Workday, Inc., Cl A [1]	100,876	95,066

		662,183	547,044
	Data Processing & Outsourced Services (6.65%)
11	Adyen N.V. (Netherlands), 144A [1,2,4]	29,310	21,788
511	Dlocal Ltd. [1,2]	17,791	15,974
301	MasterCard Incorporated, Cl A	111,701	107,571
506	Visa, Inc., Cl A	111,909	112,215

		270,711	257,548
	Electronic Equipment & Instruments (1.54%)
1,479	PAR Technology Corp. [1]	74,714	59,663

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Services & Infrastructure (1.57%)
90	Shopify, Inc., Cl A [1,2]	$105,106	$60,836
	IT Consulting & Other Services (5.83%)
786	Endava plc, ADR [1,2]	119,888	104,562
407	Gartner, Inc. [1]	126,853	121,066

		246,741	225,628
	Semiconductor Equipment (3.02%)
86	ASML Holding N.V. [2]	67,650	57,442
111	Lam Research Corp.	79,723	59,675

		147,373	117,117

	Semiconductors (12.27%)
659	Advanced Micro Devices, Inc. [1]	96,667	72,055
121	Broadcom, Inc.	79,246	76,191
3,052	indie Semiconductor, Inc., Cl A [1]	23,326	23,836
415	Marvell Technology, Inc.	36,892	29,760
74	Monolithic Power Systems, Inc.	36,110	35,940
604	NVIDIA Corp.	175,060	164,808
3,523	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) [2,4]	80,772	72,269

		528,073	474,859

	Systems Software (16.65%)
237	Crowdstrike Holdings, Inc., Cl A [1]	44,267	53,818
349	Datadog, Inc., Cl A [1,3]	50,111	52,863
1,278	Microsoft Corporation	418,797	394,020
186	MongoDB, Inc. [1,3]	81,163	82,508
268	Snowflake, Inc., Cl A [1,3]	79,177	61,407

		673,515	644,616

Total Information Technology		2,708,416	2,387,311

Total Investments (94.28%)		$4,144,867	3,650,219

Cash and Other Assets Less Liabilities (5.72%)			221,429

Net Assets			$3,871,648

Retail Shares (Equivalent to $8.36 per share based on 207,377 shares outstanding)			$1,733,375

Institutional Shares (Equivalent to $8.36 per share based on 253,173 shares outstanding)			$2,117,365

R6 Shares (Equivalent to $8.36 per share based on 2,500 shares outstanding)			$20,908

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $21,788 or 0.56% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers 12 series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron New Asia Fund is a diversified fund seeks capital appreciation through investments primarily in equity securities located in Asia, but including all other developed, developing, and frontier countries in the Asian region.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (“Tesla”), 54% and 28%, respectively, of these Fund’s net assets as of March 31, 2022, the NAVs of the Funds will be materially impacted by the price of Tesla stock..

c) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

d) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 54% and 28%, respectively, of these Funds’ net assets as of March 31, 2022, the Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

Baron Select Funds	March 31, 2022

e) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

f) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2022.

g) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

h) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

i) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

j) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of March 31, 2022, the Funds did not have any commitments to purchase when-issued securities through PIPE transactions with SPACs.

Baron Select Funds	March 31, 2022

3. RESTRICTED SECURITIES

At March 31, 2022, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2022, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$144,590,752
StubHub Holdings, Inc.	12/22/2021	38,285,543
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	7,810,656
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	317,984,703

Total Restricted Securities:		$508,671,654

(Cost $186,093,669)† (6.33% of Net Assets)
	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$44,363,776
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-12/3/2021	23,175,471

Total Restricted Securities:		$67,539,247

(Cost $39,949,596)† (8.48% of Net Assets)
	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
JD.com, Inc.	1/20/2022	$200,407
Novatek PJSC	3/20/2020-6/9/2021	213
Sberbank of Russia PJSC	1/24/2017-10/29/2021	244
TCS Group Holding PLC	5/1/2019-3/18/2021	2,357

Total Restricted Securities:		$203,221

(Cost $3,570,732)† (0.03% of Net Assets)
	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Codere Online Luxembourg, S.A., Founders Shares	12/10/2020	$1,637,669
Fix Price Group Ltd.	3/5/2021-9/14/2021	285,242
JD.com	1/20/2022	7,346,602
Novatek PJSC	2/26/2020-11/10/2021	8,570
Ozon Holdings PLC	11/24/2020-2/7/2022	374,722
Polyus PJSC	10/30/2020-2/9/2022	85,572
Sberbank of Russia PJSC	2/11/2016-11/10/2021	8,975
TCS Group Holding PLC	3/12/2021-8/18/2021	31,072
Yandex N.V.	2/3/2016-10/28/2021	299,662
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	64,549,173
Private Convertible Preferred Stocks
Bundl Technologies Private Ltd.	1/3/2022	67,032,586
Think & Learn Private Limited	3/31/2021	72,682,913

Total Restricted Securities:		$214,342,758

(Cost $539,626,924)† (2.80% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	March 31, 2022

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Codere Online Luxembourg, S.A., Founders Shares	12/10/2020	$534,292
Rivian Automotive, Inc.	7/10/2020-1/19/2021	30,716,691
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	18,795,213
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	15,964,335
Resident Home, Inc.	12/3/2020	1,922,965
Think & Learn Private Limited	3/31/2021	43,612,592
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	9,261,571

Total Restricted Securities:		$120,807,659

(Cost $88,265,682)† (6.96 % of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,286,057,330	$117,348,164	$—	$8,403,405,494
Private Common Stocks†	—	—	182,876,295	182,876,295
Private Convertible Preferred Stocks	—	—	7,810,656	7,810,656
Private Preferred Stocks	—	—	317,984,703	317,984,703
Short Term Investments	—	109,451	—	109,451

Total Investments	$8,286,057,330	$117,457,615	$508,671,654	$8,912,186,599

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2022

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$680,304,020	$—	$—	$680,304,020
Private Common Stocks	—	—	44,363,776	44,363,776
Private Preferred Stocks	—	—	23,175,471	23,175,471
Short Term Investments	—	51,178,847	—	51,178,847

Total Investments	$680,304,020	$51,178,847	$67,539,247	$799,022,114

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$175,333,819	$414,206,009	$203,221	$589,743,049
Warrants	72,957	—	—	72,957
Short Term Investments	—	43,996,048	—	43,996,048

Total Investments	$175,406,776	$458,202,057	$203,221	$633,812,054

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,667,147,400	$26,051,185	$—	$1,693,198,585
Short Term Investments	—	158,877,322	—	158,877,322

Total Investments	$1,667,147,400	$184,928,507	$—	$1,852,075,907

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,162,921,987	$4,923,234,519	$10,078,086	$7,096,234,592
Private Common Stocks	—	—	64,549,173	64,549,173
Private Convertible Preferred Stocks	—	—	139,715,499	139,715,499
Warrants	7,425			7,425
Short Term Investments	—	342,901,151	—	342,901,151

Total Investments	$2,162,929,412	$5,266,135,670	$214,342,758	$7,643,407,840

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,457,602,512	$150,629,769	$31,250,983	$1,639,483,264
Private Common Stocks	—	—	18,795,213	18,795,213
Private Convertible Preferred Stocks†	—	—	61,499,892	61,499,892
Private Preferred Stocks	—	—	9,261,571	9,261,571
Warrants†	579,746	—	—	579,746

Total Investments	$1,458,182,258	$150,629,769	$120,807,659	$1,729,619,686

† See Schedules of Investments for additional detailed categorizations.

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$141,826,166	$—	$—	$141,826,166
Short Term Investments	—	3,302,431	—	3,302,431

Total Investments	$141,826,166	$3,302,431	$—	$145,128,597

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$191,948,036	$7,131,431	$—	$199,079,467
Short Term Investments	—	15,560,920	—	15,560,920

Total Investments	$191,948,036	$22,692,351	$—	$214,640,387

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$48,523,942	$2,097,700	$—	$50,621,642
Short Term Investments	—	1,273,395	—	1,273,395

Total Investments	$48,523,942	$3,371,095	$—	$51,895,037

	Baron New Asia Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$731,657	$3,067,470	$—	$3,799,127
Short Term Investments	—	285,668	—	285,668

Total Investments	$731,657	$3,353,138	$—	$4,084,795

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,420,661	$229,558	$—	$3,650,219

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2022

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Private Common Stocks
Consumer Discretionary	$46,367,914	$—	$—	$(8,082,371)	$—	$—	$—	$—	$38,285,543	$(8,082,371)
Industrials	139,906,305	—	—	4,684,447	—	—	—	—	144,590,752	4,684,447
Private Convertible Preferred Stocks
Industrials	7,562,202	—	—	248,454	—	—	—	—	7,810,656	248,454
Private Preferred Stocks
Industrials	307,685,323	—	—	10,299,380	—	—	—	—	317,984,703	10,299,380

Total	$501,521,744	$—	$—	$7,149,910	$—	$—	$—	$—	$508,671,654	$7,149,910

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Private Common Stocks
Industrials	$42,926,480	$—	$—	$1,437,296	$—	$—	$—	$—	$44,363,776	$1,437,296
Private Preferred Stocks
Industrials	22,424,828	—	—	750,643	—	—	—	—	23,175,471	750,643

Total	$65,351,308	$—	$—	$2,187,939	$—	$—	$—	$—	$67,539,247	$2,187,939

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Consumer Discretionary	$—	$—	$—	$(63,653)	$264,060	$—	$—	$—	$200,407	$(63,653)
Energy[1]	—	—	—	(305,746)	—	—	305,959	—	213	(3,446,304)
Financials[1]	—	—	—	(204,988)	—	—	207,589	—	2,601	(9,726,990)

Total	$—	$—	$—	$(574,387)	$264,060	$—	$513,548	$—	$203,221	$(13,236,947)

[1] Russian securities transferred into Level 3 on February 28, 2022 due to imposed sanctions.

Baron Select Funds	March 31, 2022

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Communication Services[1]	$—	$—	$—	$(8,754,986)	$—	$—	$9,054,648	$—	$299,662	$(48,066,656)
Consumer Discretionary[1,2]	12,456,029	—	—	(19,238,622)	9,680,745	—	15,492,001	(8,745,918)	9,644,235	(106,728,059)
Energy[1]	—	—	(65,903)	(12,261,406)	—	(11,778)	12,347,657	—	8,570	(111,425,190)
Financials[1]	—	—	—	(4,207,815)	—	—	4,247,862	—	40,047	(125,949,361)
Materials[1]	—	—	(1,019,852)	(14,382,392)	—	(361,272)	15,849,088	—	85,572	(54,249,302)
Private Common Stocks
Information Technology	49,281,368	—	—	15,267,805	—	—	—	—	64,549,173	15,267,805
Private Convertible Preferred Stocks
Consumer Discretionary	56,938,929	—	—	5,999,698	76,776,872	—	—	—	139,715,499	5,999,698
Warrants
Consumer Discretionary[2]	12,331	—	—	(6,714)	—	—	—	(5,617)	—	—

Total	$118,688,657	$—	$(1,085,755)	$(37,584,432)	$86,457,617	$(373,050)	$56,991,256	$(8,751,535)	$214,342,758	$(425,151,065)

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Consumer Discretionary[2]	$68,813,281	$—	$—	$(34,708,915)	$—	$—	$—	$(2,853,383)	$31,250,983	$(34,121,627)
Private Common Stocks
Industrials	18,186,286	—	—	608,927	—	—	—	—	18,795,213	608,927
Private Convertible Preferred Stocks
Consumer Discretionary	37,523,432	—	—	8,012,125	—	—	—	—	45,535,557	8,012,125
Materials	16,908,507	—	—	(944,172)	—	—	—	—	15,964,335	(944,172)
Private Preferred Stocks
Industrials	12,105,965	—	—	(2,844,394)	—	—	—	—	9,261,571	(2,844,394)
Warrants
Consumer Discretionary[2]	4,023	—	—	(2,191)	—	—	—	(1,832)	—	—

Total	$153,541,494	$—	$—	$(29,878,620)	$—	$—	$—	$(2,855,215)	$120,807,659	$(29,289,141)

[1] Russian securities transferred into Level 3 on February 28, 2022 due to imposed sanctions.

[2] Codere Online Luxembourg, S.A. Forward, Private shares, and Private Warrants restriction on resale was lifted on March 14, 2022.

Baron Select Funds	March 31, 2022

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2022 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Private Common Stocks: Consumer Discretionary	StubHub Holdings, Inc.	$38,285,543	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.33)%	(7.64)% – 0.88%
				Discount for lack of marketability	10.41%	9.71% – 12.53%
				Estimated volatility of the returns of equity[1]	48.39%	35.54% – 61.92%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	90% /9% /1%	1% – 90%
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$462,575,455	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.61)%	(1.75)% – 1.13%
				Discount for lack of marketability	3.73%	3.73%
				Estimated volatility of the returns of equity[3]	32.62%	18.32% – 43.21%
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$7,810,656	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.80)%	(3.64)% – 2.59%
				Discount for lack of marketability	18.49%	18.49%
				Estimated volatility of the returns of equity[4]	59.68%	27.78% – 97.61%

Baron Focused Growth Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$67,539,247	Combination of recent transaction, current value via comparable companies, and option-pricing methods .	Change in the composite equity index of comparable companies	(0.61)%	(1.75)% – 1.13%
				Discount for lack of marketability	3.73%	3.73%
				Estimated volatility of the returns of equity[3]	32.62%	18.32% – 43.21%

1)   The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)   Scenario A represents an IPO Event, while Scenario B represents a Liquidation / M&A Event.

3)   The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

4)   The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

Baron Select Funds	March 31, 2022

Baron Emerging Markets Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Common Stocks: Consumer Discretionary	Codere Online Luxembourg, S.A. Founders Shares	$1,637,669	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	16.71%	16.71%
				Estimated volatility of the returns of equity[1]	81.20%	81.20%
Common Stocks: Communication Services	Yandex N.V.	$299,662	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/1/22 – 3/4/22)	(50.65)%	(50.65)%
Common Stocks: Consumer Discretionary	Fix Price Group Ltd.	$285,242	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
Common Stocks: Consumer Discretionary	JD.com, Inc.	$7,346,602	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	7.32%	7.32%
				Estimated volatility of the returns of equity[1]	105.61%	105.61%
Common Stocks: Consumer Discretionary	Ozon Holdings	$374,722	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (2/28/22 – 3/4/22)	(65.05)%	(65.05)%
Common Stocks: Energy	Novatek PJSC	$8,570	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
Common Stocks: Financials	Sberbank of Russia PJSC	$8,975	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
Common Stocks: Financials	TCS Group Holding PLC	$31,072	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
1) The volatility was calculated using the daily returns of the publicly traded stock of the company.

Baron Select Funds	March 31, 2022

Baron Emerging Markets Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Common Stocks: Materials	Polyus PJSC	$85,572	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
Private Common Stocks: Information Technology	Pine Labs PTE. Ltd.	$64,549,173	Combination of recent transaction, current value via comparable companies, scenario analysis, and option-pricing methods	Change in the composite equity index of comparable companies	(0.08%%	(2.92)% – 2.96%
				Discount for lack of marketability	5.33%	5.33%
				Estimated volatility of the returns of equity[1]	20.72%	18.27% – 42.71%
				Scenario Probabilities: Scenario A / Scenario B2	100% / 0%	0% – 100%
Private Convertible Preferred Stocks: Consumer Discretionary	Bundl Technologies Private Ltd.	$67,032,586	Combination of recent transaction, current value via comparable companies, scenario analysis, and option-pricing methods	Change in the composite equity index of comparable companies	(2.07)%	(3.52)% – 0.71%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[1]	45.24%	18.52% – 59.21%
				Scenario Probabilities: Scenario A/ Scenario B2	100% / 0%	0% – 100%
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$72,682,913	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.52)%	(9.50)% –(0.09)%
				Discount for lack of marketability	4.78%	4.78%
				Estimated volatility of the returns of equity[1]	23.93%	18.27% –102.16%

1)   The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)   Scenario A represents an IPO Event, while Scenario B represents a Liquidation / M&A Event.

Baron Select Funds	March 31, 2022

Baron Global Advantage Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Common Stocks: Consumer Discretionary	Codere Online Luxembourg, S.A. Founders Shares	$534,292	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	16.71%	16.71%
				Estimated volatility of the returns of equity[4]	18.20%	81.20%
Common Stocks: Consumer Discretionary	Rivian Automotive, Inc.	$30,716,691	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	7.45%	7.45%
				Estimated volatility of the returns of equity[4]	98.84%	98.84%
Private Common Stocks: Consumer Discretionary	Space Exploration Technologies Corp.	$18,795,213	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.61)%	(1.75)% – 1.13%
				Discount for lack of marketability	3.73%	3.73%
				Estimated volatility of the returns of equity[3]	32.62%	18.32% – 43.21%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$15,964,335	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.65)%	(8.80)% – 1.89%
				Discount for lack of marketability	8.32%	8.32%
				Estimated volatility of the returns of equity[3]	42.93%	21.75% – 79.64%
				Scenario Probabilities: Scenario A / Scenario B2	90% / 10%	10% – 90%
Private Convertible Preferred Stocks: Consumer Discretionary	Resident Home, Inc.	$1,922,965	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(6.93)%	(9.16)% – (2.80)%
				Discount for lack of marketability	24.53%	24.53%
				Estimated volatility of the returns of equity[1]	70.36%	45.54% – 85.97%
				Scenario Probabilities: Scenario A / Scenario B2	90% / 10%	10% – 90%
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$43,612,592	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.52)%	(9.50)% – (0.09)%
				Discount for lack of marketability	4.78%	4.78%
				Estimated volatility of the returns of equity[1]	23.93%	18.27% –102.16%
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$9,261,571	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.25)%	(6.23)% – (0.65)%
				Discount for lack of marketability	9.21%	9.21%
				Estimated volatility of the returns of equity[1]	30.12%	23.65% – 55.91%
				Scenario Probabilities: Scenario A / Scenario B2	70% / 30%	30% – 70%

1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation / M&A Event.

3)

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

4)	The volatility was calculated using the daily returns of the publicly traded stock of the company.

Baron Select Funds	March 31, 2022

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2022, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Global Advantage Fund
Cost of investments	$2,179,929,960	$411,247,489	$537,832,094	$1,492,283,934	$7,048,391,158	$1,388,974,559

Gross tax unrealized appreciation	$6,893,803,091	$413,570,416	$147,273,449	$390,255,901	$1,644,876,519	$564,008,261
Gross tax unrealized depreciation	(161,546,452)	(25,795,791)	(51,293,489)	(30,463,928)	(1,049,859,837)	(223,363,134)

Net tax unrealized appreciation (depreciation)	$6,732,256,639	$387,774,625	$95,979,960	$359,791,973	$595,016,682	$340,645,127

	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Cost of investments	$129,296,807	$191,206,727	$54,434,939	$4,598,066	$4,144,867

Gross tax unrealized appreciation	$16,281,796	$29,012,470	$4,348,452	$112,229	$20,125
Gross tax unrealized depreciation	(450,006)	(5,578,810)	(6,888,354)	(625,500)	(514,773)

Net tax unrealized appreciation (depreciation)	$15,831,790	$23,433,660	$(2,539,902)	$(513,271)	$(494,648)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GLOBAL ADVANTAGE FUND

Name of issuer	Value at December 31, 2021	Purchase Cost/ Transfer In	Sales Proceeds/ Transfer Out	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2022	Value at March 31, 2022	% of Net Assets at March 31, 2022
“Affiliated” Company as of March 31, 2022:
Sarissa Capital Acquisition Corp.	$15,057,242	$—	$—	$(224,066)	$—	$—	1,493,774	$14,833,176	0.9%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2022.

7. RUSSIA/UKRAINE RISK

Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.